Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Loss for the period	SFr (50,916)	SFr (54,233)	SFr (70,753)
Adjustments to reconcile net loss for the period to net cash flows:
Depreciation of property, plant and equipment	1,485	1,672	1,793
Depreciation of right-of-use assets	677	543	566
Finance (income)/expense, net	57	922	(559)
Share-based compensation expense	5,470	4,365	3,330
Change in net employee defined benefit liability	(10)	888	541
Interest expense	131	176	355
Changes in working capital:
(Increase)/decrease in prepaid expenses	2,135	(1,748)	(1,718)
(Increase)/decrease in accrued income	(853)	162	567
(Increase)/decrease in accounts receivable	14,800	(14,800)
(Increase)/decrease in other current receivables	(396)	(232)	36
(Decrease)/increase in accrued expenses	1,373	1,137	(6,114)
(Decrease)/increase in deferred contract revenue, short-term	85,056
(Decrease)/increase in deferred income	(138)	(449)	(130)
(Decrease)/increase in trade and other payables	977	770	(1,073)
(Decrease)/increase in deferred contract revenue, long-term	4,560
Cash provided by/(used in) operating activities	64,408	(60,827)	(73,159)
Interest received	1,563	595	69
Interest paid	(113)	(163)	(470)
Finance expenses paid	(16)	(13)	(8)
Net cash flows provided by/(used in) operating activities	65,842	(60,408)	(73,568)
Investing activities
Short-term financial assets, net	(104,660)	66,446	25,000
Purchases of property, plant and equipment	(576)	(801)	(1,239)
Rental deposits	(54)	0	2
Net cash flows provided by/(used in) investing activities	(105,290)	65,645	23,763
Financing activities
Proceeds from public offerings of common shares, net of underwriting fees and transaction costs		41,056
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	104	2,677	(8)
Proceeds from issuance of common shares - equity plan, net of transaction costs	7	65	7
Transaction costs and stamp duty associated with the public offerings of common shares previously recorded in Accrued expenses	(521)
Transaction costs associated with the sale of treasury shares in public offering previously recorded in Accrued expenses	(27)
Principal payments of lease obligations	(683)	(548)	(569)
Transaction costs associated with issuance of shares in relation to asset acquisition previously recorded in Accrued expenses			(776)
Net cash flows (used in)/provided by financing activities	(1,120)	43,250	(1,346)
Net increase/(decrease) in cash and cash equivalents	(40,568)	48,487	(51,151)
Cash and cash equivalents at beginning of period	78,494	31,586	82,216
Exchange gain/(loss) on cash and cash equivalents	(1,651)	(1,579)	521
Cash and cash equivalents at end of the period	36,275	78,494	SFr 31,586
Supplemental non-cash activity
Capital expenditures in Trade and other payables or Accrued expenses	SFr 184
Transaction costs and stamp duty associated with the public offerings of common shares recorded in Accrued expenses		521
Transaction costs associated with the sale of treasury shares in public offering recorded in Accrued expenses		SFr 27